Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings
Current	$ 31,155
Non-current	48,189	$ 18,104
Total	$ 79,344	$ 18,104
Weighted average interest rate for outstanding bank borrowings (as a percent)	3.41%	1.73%